Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 135,064	$ 196,661
Short-term investments	3,529	50,106
Accounts and notes receivable, net	119,441	147,980
Other receivables	42,469	38,719
Inventories	51,650	52,830
Prepaid expenses and other current assets	115,834	118,982
Derivative instruments	416	0
Total current assets	468,403	605,278
Non-current assets
Miscellaneous	93,581	104,225
Collateral deposits	2,500	2,500
Property and equipment, net	1,127,042	1,119,885
Net intangible assets and goodwill	66,644	70,026
Deferred income taxes	90,287	98,163
Derivative instruments	79,874	46,486
Equity method investments	14,346	18,111
Lease right of use asset	949,977	954,564
Total non-current assets	2,424,251	2,413,960
Total assets	2,892,654	3,019,238
Current liabilities
Accounts payable	347,895	374,986
Royalties payable to McDonald’s Corporation	20,860	21,292
Income taxes payable	39,004	77,722
Other taxes payable	79,462	85,421
Accrued payroll and other liabilities	113,259	142,487
Provision for contingencies	1,199	1,447
Interest payable	7,798	7,447
Short-term debt	60,251	29,533
Current portion of long-term debt	2,624	1,803
Derivative instruments	1,292	6,025
Operating lease liabilities	92,280	93,507
Total current liabilities	765,924	841,670
Non-current liabilities
Accrued payroll and other liabilities	20,928	27,513
Provision for contingencies	29,157	49,172
Long-term debt, excluding current portion	715,974	713,038
Derivative instruments	0	16,733
Deferred income taxes	2,084	1,166
Operating lease liabilities	849,158	853,107
Total non-current liabilities	1,617,301	1,660,729
Total liabilities	2,383,225	2,502,399
Equity
Additional paid-in capital	8,659	8,719
Retained earnings	664,390	566,188
Accumulated other comprehensive loss	(668,484)	(563,081)
Common stock in treasury	(19,367)	(19,367)
Total Arcos Dorados Holdings Inc. shareholders’ equity	508,080	515,281
Non-controlling interests in subsidiaries	1,349	1,558
Total equity	509,429	516,839
Total liabilities and equity	2,892,654	3,019,238
Class A
Equity
Common stock	389,967	389,907
Class B
Equity
Common stock	$ 132,915	$ 132,915